Earnings / (Loss) per share, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	972,551	361,442	13,334	79,998
Dividends declared and paid during the period	$ 739	$ 7,534	$ 29,674